SEGMENT REPORTING	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING	SEGMENT REPORTING
The Company reports segment information based on the management approach. The management approach designates the internal reporting used by management for making decisions and assessing performance as the source of our reportable segments. The Company determined that it has two operating and reportable segments: Obagi Medical and Milk Makeup.
Obagi Medical - this segment consists of the business of Obagi. Obagi’s business activities include developing, marketing, and selling skin health products. These assets and activities are conducted by Obagi Global Holdings Limited and its wholly-owned subsidiaries.
Milk Makeup - this segment consists of the business of Milk. Milk’s business activities include developing, marketing, and selling cosmetics, skincare, and other beauty products. Milk generates revenue from the sale of cosmetics to retailers, including off-price retailers, and sales DTC via its website.
Central costs include operating expenses related to corporate overhead expenses such as personnel-related costs, professional fees, interest expense related to the 2022 Credit Agreement, and the change in the fair value of derivatives. These costs are not used in evaluating the results of, or in allocating resources to, the Company’s segments.
The following is a reconciliation of financial measures of the Company’s segments to the condensed consolidated totals:

	Six months ended June 30, 2024			Six months ended June 30, 2023
(In thousands of U.S. dollars)	Obagi Medical	Milk Makeup	Total	Obagi Medical	Milk Makeup	Total
Net revenue	$68,364	$63,218	$131,582	$57,014	$52,324	$109,338
Cost of goods sold	18,794	18,610	37,404	21,674	19,484	41,158
Gross profit	$49,570	$44,608	$94,178	$35,340	$32,840	$68,180
The Company evaluates the performance of its reportable segments based on segment gross profit. Segment gross profit is segment revenue less segment cost of goods sold.
The following table reconciles segment gross profit to net loss before income taxes for the six months ended June 30, 2024 and six months ended June 30, 2023:

(In thousands of U.S. dollars)	Six months ended June 30, 2024	Six months ended June 30, 2023
Gross profit	$94,178	$68,180
Selling, general and administrative	119,879	100,687
Research and development	1,805	2,720
Interest expense, net	8,711	8,850
Change in fair value of derivative warrant liabilities	(20,673)	(1,122)
Other income, net	(285)	(1,666)
Loss before income taxes	$(15,259)	$(41,289)
Income tax (benefit) expense	(2,353)	(4,509)
Net loss	$(12,906)	$(36,780)
The Company does not evaluate performance or allocate resources based on segment asset data, and therefore such information is not presented. All of the Company’s long-lived assets are located in the U.S.